ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Disposal groups classified as held for sale
Assets and Liabilities Classified As Held For Sale [Line Items]
Ownership interest		33.00%	67.00%
Consideration receivable		$ 430	$ 430
Disposal groups classified as held for sale | Brazilian electricity transmission operation
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable	$ 150
Brookfield Infrastructure | Disposal groups classified as held for sale | Brazilian electricity transmission operation
Assets and Liabilities Classified As Held For Sale [Line Items]
Ownership interest	31.00%
Mantiqueira Consortium
Assets and Liabilities Classified As Held For Sale [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Mantiqueira Consortium | Disposal groups classified as held for sale
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable		$ 116	$ 116
Mantiqueira Consortium | Disposal groups classified as held for sale | Brazilian electricity transmission operation
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable	$ 490